Leasehold Improvements and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leasehold Improvements and Equipment [Abstract]
Depreciation expense of leasehold improvements	$ 513,794	$ 742,030	$ 123,289
Purchased assets	347,902	698,282	286,009
Net carrying amount	$ 171,221	$ 281,875	$ 325,331